Investments in Real Estate Debt (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of Investments [Abstract]
Summary of Investments in Real Estate Debt

The following tables detail the Company’s investments in real estate debt as of December 31, 2024 and 2023 ($ in thousands):

		December 31, 2024
Type of Security/Loan	Number of Positions	Coupon (1)	Maturity Date	Cost Basis	Fair Value
Term loan	1	B + 4.75%	June 2027	$956,877	$852,461
Total investments in real estate debt	1	B + 4.75%	June 2027	$956,877	$852,461

		December 31, 2023
Type of Security/Loan	Number of Positions	Weighted Average Coupon (1)	Weighted Average Maturity Date (2)	Cost Basis	Fair Value
CMBS - floating	6	B + 4.69%	October 2036	$206,252	$201,070
Term loans	2	B + 4.95%	January 2027	1,451,462	1,388,280
Total investments in real estate debt	8	B + 4.92%	March 2028	$1,657,714	$1,589,350

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(1)
The symbol “B” refers to the relevant benchmark rates, which includes one-month Secured Overnight Financing Rate (“SOFR”), three-month Bank Bill Swap Bid Rate (“BBSY”) and Sterling Overnight Index Average (“SONIA”) as applicable to each security and loan.
(2)
Weighted average maturity date is based on the fully extended maturity date of the underlying collateral.